Accounts receivable and contract assets (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of account receivable and contract assets by maturity date
Total	$ 115,973	$ 127,976	$ 137,785
(-) Expected credit losses	(2,880)	(600)	$ (254)
Current | Gross amount
Disclosure of account receivable and contract assets by maturity date
Total	107,491	121,225
from 1 to 60 days | Gross amount
Disclosure of account receivable and contract assets by maturity date
Total	8,860	6,234
61 to 360 days | Gross amount
Disclosure of account receivable and contract assets by maturity date
Total	2,430	1,116
Over 360 days | Gross amount
Disclosure of account receivable and contract assets by maturity date
Total	$ 72	$ 1